Shareholders' equity - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Pre-tax amount
Actuarial gains and losses	$ (356)	$ 133	$ (223)	$ (223)		$ (59)
Change in fair value of investments in equity instruments	90	(164)	74	(74)		107
Currency translation adjustment generated by the parent company	1,780	(1,976)	1,057	(196)		(474)
Sub-total items not potentially reclassifiable to profit and loss				(493)		(426)
Currency translation adjustment	(919)	(21)	(619)	(940)		187
Cash flow hedge	231	(1,524)	(246)	(1,293)		(373)
Variation of foreign currency basis spread	14	56	43	70		54
Share of other comprehensive income of equity affiliates, net amount				(927)		253
Other		3	1	3		2
Sub-total items potentially reclassifiable to profit and loss				(3,087)		123
Total other comprehensive income				(3,580)		(303)
Tax effect
Actuarial gains and losses				56		16
Change in fair value of investments in equity instruments				30		(2)
Sub-total items not potentially reclassifiable to profit and loss	101	(15)	59	86		14
Cash flow hedge				389		125
Variation of foreign currency basis spread				(22)		(18)
Sub-total items potentially reclassifiable to profit and loss	(78)	445	69	367		107
Total other comprehensive income				453		121
Net amount
Actuarial gains and losses				(167)		(43)
Change in fair value of investments in equity instruments				(44)		105
Currency translation adjustment generated by the parent company	1,780	(1,976)	1,057	(196)		(474)
Items not potentially reclassifiable to profit and loss	1,615	(2,022)	967	(407)		(412)
Currency translation adjustment				(940)		187
Cash flow hedge				(904)		(248)
Variation of foreign currency basis spread				48		36
Share of other comprehensive income of equity affiliates, net amount	296	(1,223)	(135)	(927)		253
Other				3		2
Items potentially reclassifiable to profit and loss	(456)	(2,264)	(887)	(2,720)		230
Total other comprehensive income (net amount)	$ 1,159	$ (4,286)	$ 80	$ (3,127)	$ (599)	$ (182)